INVENTORY (Tables)	12 Months Ended
May 31, 2012
Inventory	Inventory consisted of the following:

	As of May 31,
	2011	2012
	US$	US$

Course materials in schools	6,218	6,620
Publications in bookstores	11,793	13,454

	18,011	20,074